RELATED PARTY TRANSACTIONS - Summary of transactions with and amounts due from and due to related parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Services provided to related parties	¥ 34,619		¥ 6,209	¥ 1,761
Loans from related parties	15,000	$ 2,354	3,113	230
Amounts due from related parties
Amounts due from related parties	37,017		542		$ 5,809
Amounts due to related parties
Amounts due to related parties	4,485		8,785		$ 704
Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	77,048		70,481	106,348
Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties	34,619		6,209	1,761
Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	203,146		542	123,947
Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties	15,000		3,113	230
Shanghai Jiayin Zhuoyue Wealth Management Co., Ltd
Amounts due to related parties
Amounts due to related parties	4,485		3,442
Shanghai Jiayin Zhuoyue Wealth Management Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	77,048		55,207	81,206
Shanghai Jiayin Finance Services Co., Ltd
Amounts due from related parties
Amounts due from related parties	500
Amounts due to related parties
Amounts due to related parties			2,150
Shanghai Jiayin Finance Services Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties			5,845	8,280
Shanghai Jiayin Finance Services Co., Ltd | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	47,840			909
Shanghai Shilupan Technology Co., Ltd. | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties				7,863
Jiayin (Shanghai) Finance Information Service Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties			9,004	6,548
Limahui Technology Co. Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties			425
Kailiantong Payment Service Co., Ltd. | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties				2,255
Kailiantong Payment Service Co., Ltd. | Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties			6,209	1,761
Jiayin Credit Investigation Service Co., Ltd
Amounts due to related parties
Amounts due to related parties			80
Jiayin Credit Investigation Service Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties				196
Jiayin Credit Investigation Service Co., Ltd | Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties				80
Aguila Information, S.A.P.I. de C.V.
Amounts due from related parties
Amounts due from related parties	16,507
Aguila Information, S.A.P.I. de C.V. | Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties	34,619
Subsidiary Shareholder
Amounts due from related parties
Amounts due from related parties	4		463
Amounts due to related parties
Amounts due to related parties			3,113
Subsidiary Shareholder | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			463
Subsidiary Shareholder | Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties			3,113
China Smartpay Group Holdings Limited | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties				119,924
GAYANG (Hong Kong) Co., Limited
Amounts due from related parties
Amounts due from related parties	20,006
GAYANG (Hong Kong) Co., Limited | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	31,306			1,716
Subsidiary Director
Amounts due from related parties
Amounts due from related parties			79
Subsidiary Director | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			¥ 79
Shanghai Jiajie Assets Management Co., Ltd | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties				800
Shanghai Jiajie Assets Management Co., Ltd | Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties	15,000
SG Fintech Joint Stock Company | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties				598
Massnet Microcredit | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	54,000
Jiayin Financial Leasing (Shanghai) Co., Ltd | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	¥ 70,000
Jiayin Financial Leasing (Shanghai) Co., Ltd | Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties				¥ 150